Employee Compensation - Pension and Other Employee Future Benefits - Summary of Current Life Expectancies Underlying the Amounts of the Defined Benefit Obligations (Detail)	Oct. 31, 2025	Oct. 31, 2024
Canada [member] | Retiring currently at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.6	24
Canada [member] | Retiring currently at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.7	24.3
Canada [member] | Currently aged forty five and retiring at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.5	24.9
Canada [member] | Currently aged forty five and retiring at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	25.6	25.2
United States [member] | Retiring currently at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	22	22
United States [member] | Retiring currently at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.4	23.3
United States [member] | Currently aged forty five and retiring at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.2	23.2
United States [member] | Currently aged forty five and retiring at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.6	24.5